UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025
(Name and address of agent for service)

Registrant's telephone number, including area code: 816.787.0718

Date of fiscal year end: 02/28/2017

Date of reporting period: 05/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 97.91%	Shares	Fair Value

Aerospace & Defense - 4.18%
Triumph Group, Inc.	510	$19,242

Auto Manufacturers - 3.36%
General Motors Co.	495	15,484

Banks - 13.41%
Bank of America Corp.	2,190	32,390
JPMorgan Chase & Co.	450	29,372
		61,762
Biotechnology - 4.34%
Biogen, Inc. (a)	69	19,991

Chemicals - 3.26%
Mosaic Co.	595	15,012

Computers - 8.35%
Hewlett-Packard Co.	1,170	21,610
NetApp, Inc.	660	16,850
		38,460
Electric - 3.05%
Exelon Corp.	410	14,051

Forest Products & Paper - 3.98%
International Paper Co.	435	18,339

Healthcare - Products - 3.61%
Zimmer Biomet Holdings, Inc.	136	16,607

Insurance - 11.65%
MetLife, Inc.	655	29,835
Voya Financial, Inc.	725	23,824
		53,659
Media - 3.85%
Viacom, Inc. - Class B	400	17,748

Miscellaneous Manufacturing - 4.15%
Eaton Corp.	310	19,105

Oil & Gas - 10.82%
Devon Energy Corp.	370	13,353
PBF Energy, Inc. - Class A	530	13,976
Southwestern Energy Co.	1645	22,487
		49,816
Pharmaceuticals - 8.08%
Merck & Company, Inc.	270	15,190
Teva Pharmaceutical Industries Ltd. - ADR	425	22,045
		37,235

SNOW FAMILY OF FUNDS
Snow Capital Focused Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 97.91% (continued)	Shares	Fair Value

Retail - 2.88%
Macy's, Inc.	400	$13,284

Seminconductors - 8.94%
Micron Technology, Inc.	1,530	19,462
QUALCOMM, Inc.	395	21,693
		41,155

TOTAL COMMON STOCK (Cost $455,910)		450,950

SHORT TERM INVESTMENTS - 1.86%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $8,573)	8,573	$8,573

TOTAL INVESTMENTS (Cost $464,483) - 99.77%		$459,523
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.23%		1,056
NET ASSETS - 100%		$460,579

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 87.91%	Shares	Fair Value

Aerospace & Defense - 3.06%
Triumph Group, Inc.	460	$17,356

Auto Manufacturers - 4.80%
General Motors Co.	870	27,213

Banks - 10.55%
Bank of America Corp.	2,190	32,390
JPMorgan Chase & Co.	420	27,413
		59,803
Biotechnology - 3.07%
Biogen, Inc. (a)	60	17,384

Chemicals - 1.91%
Mosaic Co.	430	10,849

Computers - 9.41%
Hewlett-Packard Co.	1,395	25,766
NetApp, Inc.	1,080	27,572
		53,338
Electric - 0.97%
Exelon Corp.	160	5,483

Forest Products & Paper - 2.68%
International Paper Co.	360	15,178

Healthcare - Products - 4.31%
Zimmer Biomet Holdings, Inc.	200	24,422

Insurance - 8.58%
MetLife, Inc.	620	28,241
Voya Financial, Inc.	620	20,373
		48,614
Media - 4.31%
Viacom, Inc. - Class B	550	24,403

Miscellaneous Manufacturing - 5.44%
Eaton Corp PLC	500	30,815

Oil & Gas - 8.34%
Devon Energy Corp.	230	8,301
PBF Energy, Inc. - Class A	710	18,723
Southwestern Energy Co. (a)	1,480	20,232
		47,256
Pharmaceuticals - 8.13%
Merck & Company, Inc.	450	25,317
Teva Pharmaceutical Industries Ltd. - ADR	400	20,748
		46,065
Retail - 3.93%
Macy's, Inc.	670	22,251

Semiconductors - 8.42%
Micron Technology, Inc. (a)	1,160	14,755
QUALCOMM, Inc.	600	32,952
		47,707

TOTAL COMMON STOCK (Cost $515,574)		498,137

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 7.32%	Shares	Fair Value

Equity Funds - 7.32%
Consumer Staples Select Sector SPDR Fund	470	$24,778
Utilities Select Sector SPDR Fund	340	16,711
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,320)		41,489
	1
SHORT TERM INVESTMENTS - 2.97%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $16,854)	16,854	16,854

TOTAL INVESTMENTS (Cost $568,748) - 98.20%		$556,480
SECURITIES SOLD SHORT (Proceeds, $157,055) - (28.13%)		(159,419)
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 29.93%		169,582
NET ASSETS - 100%		$566,643

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

SECURITIES SOLD SHORT - (28.13)%

COMMON STOCK - (28.13)%	Shares	Fair Value

Agriculture - (0.83)%
Archer-Daniels-Midland Co.	(110)	$(4,705)

Banks - (1.61)%
Comerica, Inc.	(100)	(4,710)
State Street Corp.	(70)	(4,414)
		(9,124)
Beverages - (0.79)%
Monster Beverage Corp. (a)	(30)	(4,500)

Biotechnology - (0.75)%
Celgene Corp. (a)	(40)	(4,221)

Building Materials - (0.83)%
Fortune Brands Home & Security, Inc.	(80)	(4,694)

Chemicals - (1.66)%
Albemarle Corp.	(60)	(4,710)
Ecolab, Inc.	(40)	(4,689)
		(9,399)
Commerical Services - (1.69)%
Cintas Corp.	(50)	(4,740)
Rollins, Inc.	(170)	(4,831)
		(9,571)
Computers - (0.84)%
Accenture PLC - Class A	(40)	(4,759)

Cosmetics & Personal Care - (0.84)%
Edgewell Personal Care Co. (a)	(60)	(4,766)

Diversified Financial Services - (0.86)%
CME Group, Inc.	(50)	(4,894)

Electric - (1.52)%
Pinnacle West Capital Corp.	(60)	(4,415)
SCANA Corp.	(60)	(4,195)
		(8,610)
Healthcare - Products - (0.84)%
Abbott Laboratories	(120)	(4,755)

Healthcare - Services - (0.88)%
Centene Corp. (a)	(80)	(4,988)

Machinery - Diversified - (0.88)%
Middleby Corp. (a)	(40)	(4,968)

Miscellaneous Manufacturing - (0.87)%
AO Smith Corp.	(60)	(4,938)

Oil & Gas Services- (3.34)%
Concho Resources, Inc. (a)	(40)	(4,854)
Exxon Mobil Corp.	(50)	(4,451)
Phillips 66	(60)	(4,822)
Pioneer Natural Resources Co.	(30)	(4,810)
		(18,937)
Pharmaceuticals - (0.80)%
Jazz Pharmaceuticals PLC (a)	(30)	(4,547)

SNOW FAMILY OF FUNDS
Snow Capital Hedged Equity Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

SECURITIES SOLD SHORT - (28.13)% (continued)

COMMON STOCK - (28.13)% (continued)	Shares	Fair Value

Retail - (4.12)%
Costco Wholesale Corp.	(30)	(4,463)
Darden Restaurants, Inc.	(70)	(4,748)
Dollar Tree, Inc. (a)	(50)	(4,527)
Lowe's Cos., Inc.	(60)	(4,808)
Tractor Supply Co.	(50)	(4,805)
		(23,351)
Software - (2.56)%
Adobe Systems, Inc. (a)	(50)	(4,974)
Microsoft Corp.	(90)	(4,770)
MSCI, Inc.	(60)	(4,787)
		(14,531)
Telecommunications - (1.62)%
AT&T, Inc.	(110)	(4,306)
Level 3 Communications, Inc. (a)	(90)	(4,855)
		(9,161)

TOTAL COMMON STOCK SOLD SHORT (Proceeds $157,055)		$(159,419)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 97.37%	Shares	Fair Value

Aerospace & Defense - 3.41%
Triumph Group, Inc.	210	$7,923
United Technologies Corp.	30	3,017
		10,940
Agriculture - 0.78%
Archer-Daniels-Midland Co.	35	1,497
Philip Morris International, Inc.	10	987
		2,484
Auto Manufacturers - 2.53%
Ford Motor Co.	150	2,023
General Motors Co.	195	6,100
		8,123
Banks - 18.62%
Bank of America Corp.	1,190	17,600
Citigroup, Inc.	100	4,657
Goldman Sachs Group, Inc.	20	3,190
JPMorgan Chase & Co.	285	18,602
KeyCorp	120	1,538
Morgan Stanley	60	1,642
PNC Financial Services Group, Inc.	30	2,692
US Bancorp	50	2,141
Wells Fargo & Co.	150	7,608
		59,670
Biotechnology - 2.44%
Biogen, Inc. (a)	27	7,823

Chemicals - 1.97%
Mosaic Co.	250	6,307

Computers - 5.03%
Hewlett-Packard Co.	500	9,235
NetApp, Inc.	270	6,893
		16,128
Cosmetics & Personal Care - 1.64%
Procter & Gamble Co.	65	5,268

Electric - 2.92%
Dominion Resources, Inc.	25	1,806
Duke Energy Corp.	20	1,565
Exelon Corp.	175	5,997
		9,368
Food - 0.35%
Mondelez International, Inc. - Class A	25	1,112

Forest Products & Paper - 2.30%
International Paper Co.	175	7,378

Healthcare - Products - 2.72%
Medtronic PLC - ADR	25	2,012
Zimmer Biomet Holdings, Inc.	55	6,716
		8,728
Healthcare - Services - 0.54%
UnitedHealth Group, Inc.	13	1,738

Insurance - 8.54%
Berkshire Hathaway, Inc. - Class B (a)	40	5,622
MetLife, Inc.	265	12,071
Voya Financial, Inc.	295	9,694
		27,387
Media - 2.22%
Viacom, Inc. - Class B	160	7,099

SNOW FAMILY OF FUNDS
Snow Capital Market Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 97.37% (continued)	Shares	Fair Value

Miscellaneous Manufacturing - 4.67%
Eaton Corp. PLC	125	7,704
General Electric Co.	240	7,255
		14,959
Oil & Gas- 11.53%
Chevron Corp.	60	6,060
Devon Energy Corp.	155	5,594
Exxon Mobil Corp.	120	10,682
PBF Energy, Inc. - Class A	215	5,670
Southwestern Energy Co. (a)	655	8,954
		36,960
Oil & Gas Services- 0.60%
Schlumberger Ltd. - ADR	25	1,908

Pharmaceuticals - 9.66%
Johnson & Johnson	60	6,761
Merck & Co., Inc.	175	9,845
Pfizer, Inc.	160	5,552
Teva Pharmaceutical Industries Ltd. - ADR	170	8,818
		30,976
Retail - 4.04%
CVS Health Corp.	30	2,893
Macy's, Inc.	175	5,812
Wal-Mart Stores, Inc.	60	4,247
		12,952
Semiconductors - 6.59%
Intel Corp.	150	4,739
Micron Technology, Inc. (a)	620	7,886
QUALCOMM, Inc.	155	8,513
		21,138
Software - 1.49%
Microsoft Corp.	90	4,770

Telecommunications - 2.78%
AT&T, Inc.	105	4,111
Cisco Systems, Inc.	165	4,793
		8,904

TOTAL COMMON STOCK (Cost $302,625)		312,120

SHORT TERM INVESTMENTS - 2.15%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $6,891)	6,891	6,891

TOTAL INVESTMENTS (Cost $309,516) - 99.52%		$319,011
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.48%		1,532
NET ASSETS - 100%		$320,543

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 98.45%	Shares	Fair Value

Aerospace & Defense - 3.36%
Triumph Group, Inc.	235	$8,867

Auto Manufacturers - 2.25%
General Motors Co.	190	5,943

Banks - 8.53%
Bank of America Corp.	750	11,093
JPMorgan Chase & Co.	175	11,422
		22,515
Biotechnology - 2.19%
Biogen, Inc. (a)	20	5,795

Building Materials - 3.01%
Cemex SAB de CV - ADR (a)	1,248	7,937

Chemicals - 5.01%
LyondellBasell Industries - Class A	85	6,916
Mosaic Co.	250	6,308
		13,224
Electric - 2.99%
Exelon Corp.	230	7,882

Engineering & Construction - 2.90%
Chicago Bridge & Iron Co. NV	200	7,648

Forest Products & Paper - 3.03%
International Paper Co.	190	8,011

Healthcare - Services - 2.97%
Kindred Healthcare, Inc.	660	7,834

Home Builders - 2.98%
PulteGroup, Inc.	420	7,879

Insurance - 8.90%
Hartford Financial Services Group, Inc.	130	5,872
MetLife, Inc.	185	8,427
Voya Financial, Inc.	280	9,201
		23,500
Media - 4.29%
Viacom, Inc. - Class B	255	11,314

Mining - 2.95%
Newmont Mining Corp.	240	7,779

Miscellaneous Manufacturing - 6.05%
Crane Co.	155	8,897
Eaton Corp PLC	115	7,087
		15,984
Oil & Gas - 8.60%
BP PLC - ADR	280	8,792
PBF Energy, Inc. - Class A	185	4,878
Southwestern Energy Co. (a)	660	9,022
		22,692
Packaging & Containers - 3.79%
Owens-Illinois, Inc. (a)	530	10,017

Pharmaceuticals - 7.93%
Merck & Co., Inc.	135	7,595
Omega Protein Corp. (a)	360	7,106
Teva Pharmaceutical Industries Ltd. - ADR	120	6,224
		20,925

SNOW FAMILY OF FUNDS
Snow Capital Inflation Advantaged Equities Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 98.45% (continued)	Shares	Fair Value

Retail - 9.02%
Dick's Sporting Goods, Inc.	170	$7,293
Macy's, Inc.	220	7,306
Wal-Mart Stores, Inc.	130	9,202
		23,801
Semiconductors - 2.50%
QUALCOMM, Inc.	120	6,590

Software - 2.31%
Microsoft Corp.	115	6,095

Telecommunications - 2.89%
Verizon Communications, Inc.	150	7,635

TOTAL COMMON STOCK (Cost $261,838)		259,867

SHORT TERM INVESTMENTS - 1.09%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $2,874)	2,874	2,874

TOTAL INVESTMENTS (Cost $264,712) - 99.54%		$262,741
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.46%		1,203
NET ASSETS - 100%		$263,944

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 76.67%	Shares	Fair Value

Auto Manufacturers - 2.43%
General Motors Co.	245	$7,664

Banks - 7.33%
FNB Corp.	230	3,080
JPMorgan Chase & Co.	150	9,790
KeyCorp	580	7,436
Wells Fargo & Co.	55	2,790
		23,096
Chemicals - 4.56%
Axiall Corp.	405	9,432
Mosaic Co.	195	4,920
		14,352
Computers - 7.07%
Hewlett-Packard Co.	495	9,143
HP, Inc.	380	5,084
NetApp, Inc.	315	8,042
		22,269
Electric - 2.34%
Exelon Corp.	215	7,368

Food - 1.90%
Flowers Foods, Inc.	320	6,000

Forest Products & Paper - 2.48%
International Paper Co.	185	7,800

Hand & Machine Tools - 1.90%
Kennametal, Inc.	245	5,998

Healthcare - Products - 0.97%
Zimmer Biomet Holdings, Inc.	25	3,053

Healthcare - Services - 1.87%
Kindred Healthcare, Inc.	495	5,876

Home Builders - 1.97%
PulteGroup, Inc.	330	6,191

Insurance - 8.20%
American International Group, Inc.	160	9,261
Hartford Financial Services Group, Inc.	175	7,905
MetLife, Inc.	190	8,654
		25,820
Media - 3.17%
Viacom, Inc. - Class B	225	9,983

Miscellaneous Manufacturing - 5.61%
Crane Co.	145	8,323
Eaton Corp PLC	105	6,471
General Electric Co.	95	2,872
		17,666

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 76.67% (continued)1	Shares	Fair Value

Oil & Gas- 8.68%
BP PLC - ADR	185	$5,809
Chevron Corp.	75	7,575
Devon Energy Corp.	260	9,383
Royal Dutch Shell PLC - ADR	87	4,219
Southwestern Energy Co. (a)	27	369
		27,355
Pharmaceuticals - 1.48%
Teva Pharmaceutical Industries Ltd. - ADR	90	4,668

Real Estate Investment Trusts - 2.46%
Chimera Investment Corp.	518	7,765

Retail - 3.91%
Coach, Inc.	160	6,307
Dick's Sporting Goods, Inc.	140	6,006
		12,313
Semiconductors - 4.39%
Cypress Semiconductor Corp.	605	6,431
QUALCOMM, Inc.	135	7,414
		13,845
Telecommunications - 2.99%
Verizon Communications, Inc.	185	9,416

Transportation - 0.96%
CSX Corp.	115	3,039

TOTAL COMMON STOCK (Cost $244,783)		241,537

PREFERRED STOCK - 12.69%

Banks - 3.30%
Bank of America Corp., 7.25%, Series L	9	10,399

Oil & Gas - 3.17%
Southwestern Energy Co., 6.25%, Series B	310	9,998

Real Estate Investment Trusts - 6.22%
Annaly Capital Management, Inc., 7.625%, Series C	380	9,622
Hatteras Financial Corp., 7.625%, Series A	400	9,960
		19,582

TOTAL PREFERRED STOCK (Cost $39,764)		39,979

SNOW FAMILY OF FUNDS
Snow Capital Dividend Plus Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

PARTNERSHIPS - 8.13%	Shares	Fair Value

Diversified Financial Services - 2.01%
AllianceBernstein Holding LP	270	$6,348

Oil & Gas - 2.36%
Suburban Propane Partners LP	215	7,430

Pipelines - 3.76%
Boardwalk Pipeline Partners LP	670	11,832

TOTAL PARTNERSHIPS (Cost $21,380)		25,610

SHORT TERM INVESTMENTS - 2.01%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $6,330)	6,330	6,330

TOTAL INVESTMENTS (Cost $312,257) - 99.50%		$313,456
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.50%		1,561
NET ASSETS - 100%		$315,017

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these schedules of investments.

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 88.92%	Shares	Fair Value

Aerospace & Defense - 2.35%
Triumph Group, Inc.	190	$7,169

Auto Parts & Equipment - 3.39%
Johnson Controls, Inc.	235	10,375

Banks - 5.14%
KeyCorp	890	11,410
TCF Financial Corp.	300	4,311
		15,721
Chemicals - 7.16%
Axiall Corp.	200	4,658
FMC Corp.	150	7,124
Mosaic Co.	400	10,092
		21,874
Computers - 6.54%
Hewlett Packard Enterprise Co.	500	9,235
NCR Corp. (a)	150	4,632
NetApp, Inc.	240	6,127
		19,994
Diversified Financial Services - 2.93%
Ally Financial, Inc. (a)	500	8,970

Electric - 2.24%
Exelon Corp.	200	6,854

Electronics - 5.69%
Avnet, Inc.	200	8,206
Keysight Technologies, Inc. (a)	300	9,189
		17,395
Engineering & Construction - 1.88%
Chicago Bridge & Iron Co. NV	150	5,736

Forest Products & Paper - 3.65%
International Paper Co.	265	11,172

Healthcare - Products - 1.60%
Zimmer Biomet Holdings, Inc.	40	4,884

Healthcare - Services - 1.71%
Community Health Systems, Inc. (a)	390	5,241

Insurance - 7.27%
Hartford Financial Services Group, Inc.	230	10,389
Voya Financial, Inc.	360	11,830
		22,219
Internet - 2.33%
Symantec Corp.	410	7,118

Machinery - Construction & Mining - 0.69%
Terex Corp.	100	2,118

Machinery - Diversified - 1.02%
AGCO Corp.	60	3,116

SNOW FAMILY OF FUNDS
Snow Capital Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

COMMON STOCK - 88.92% (continued)	Shares	Fair Value

Media - 3.63%
Viacom, Inc. - Class B	250	$11,092

Miscellaneous Manufacturing - 7.63%
Crane Co.	150	8,610
Eaton Corp. PLC	100	6,163
Textron, Inc.	225	8,564
		23,337
Oil & Gas - 3.93%
Devon Energy Corp.	110	3,970
PBF Energy, Inc. - Class A	305	8,043
		12,013
Packaging & Containers - 3.09%
Owens-Illinois, Inc. (a)	500	9,450

Real Estate Investments Trusts - 2.79%
Highwoods Properties, Inc.	175	8,515

Retail - 7.14%
Abercrombie & Fitch Co.	200	3,978
Big Lots, Inc.	75	3,922
Dick's Sporting Goods, Inc.	70	3,003
Kohl's Corp.	50	1,802
Macy's, Inc.	275	9,133
		21,838
Semiconductors - 3.20%
Cypress Semiconductor Corp.	500	5,315
Micron Technology, Inc. (a)	350	4,452
		9,767
Software - 1.92%
Open Text Corp.	100	5,868

TOTAL COMMON STOCK (Cost $284,012)		271,836

SHORT TERM INVESTMENTS - 10.73%
Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.33%(b) (Cost $32,795)	32,795	32,795

TOTAL INVESTMENTS (Cost $316,807) - 99.65%		$304,631
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		1,077
NET ASSETS - 100%		$305,708

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Snow Capital Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock and Exchange-Traded Funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

The following table summarizes the inputs used to value the company's assets and liabilities measured at fair value as of May 31, 2016:

Categories (a)	Level 1	Level 2	Level 3	Total
Focused Value Fund:
Common Stock (b)	$450,950	-	-	$450,950
Short-Term Investments	8,573	-	-	8,573
Total Investments in Securities	459,523	-	-	459,523
Hedged Equity Fund:
Common Stock (b)	498,137	-	-	498,137
Exchange-Traded Funds (b)	41,489	-	-	41,489
Short-Term Investments	16,854	-	-	16,854
Total Investments in Securities	556,480	-	-	556,480
Common Stock – Sold Short (b)	159,419	-	-	159,419
Total Investments in Securities Sold Short	159,419	-	-	159,419
Market Plus Fund:
Common Stock (b)	312,120	-	-	312,120
Short-Term Investments	6,891	-	-	6,891
Total Investments in Securities	319,011	-	-	319,011
Inflation Advantaged Equities Fund:
Common Stock (b)	259,867	-	-	259,867
Short-Term Investments	2,874	-	-	2,874
Total Investments in Securities	262,741	-	-	262,741
Dividend Plus Fund:
Common Stock (b)	241,537	-	-	241,537
Preferred Stock (b)	39,979	-	-	39,979
Partnerships (b)	25,610	-	-	25,610
Short-Term Investments	6,330	-	-	6,330
Total Investments in Securities	313,456	-	-	313,456
Mid Cap Value Fund:
Common Stock (b)	271,836	-	-	271,836
Short-Term Investments	32,795	-	-	32,795
Total Investments in Securities	304,631	-	-	304,631

(a)	As of and during the three month period ended May 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock, preferred stock and exchange traded funds held in the Funds are Level 1 securities. For a detailed break-out of stocks by industry and exchange-traded funds by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended May 31, 2016, no securities were fair valued.

Snow Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

Exchange Traded Funds – A Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Short Sales of Securities – A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box”, i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Non-Diversified Funds – The Focused Value Fund and Hedged Equity Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in these Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

2.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2016 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Focused Value Fund:	$465,350	$36,051	$(41,878)	$(5,827)
Hedged Equity Fund	429,928	36,359	(69,226)	(32,867)
Market Plus Fund	310,843	33,218	(25,050)	8,168
Inflation Advantaged Equities Fund	264,712	22,003	(23,974)	(1,971)
Dividend Plus Fund	312,257	27,469	(26,270)	1,199
Mid Cap Value Fund	316,801	28,146	(40,316)	(12,170)

The difference between book basis unrealized appreciation (depreciation) and tax-basis unrealized appreciation (depreciation) for the Focused Value Fund, Hedged Equity Fund and Market Plus Fund is attributable primarily to the tax deferral of losses on wash sales.

STRINGER FUNDS
Stringer Growth Fund

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.35%

ALTERNATIVE FUNDS - 4.16%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	66,077	$2,103,859

EQUITY FUNDS - 92.19%
IQ Merger Arbitrage ETF	74,514	2,148,984
iShares Edge MSCI Min Vol EAFE ETF	92,890	6,224,559
iShares Edge MSCI Min Vol USA ETF	119,606	5,316,487
iShares Edge MSCI USA Momentum Factor ETF	86,002	6,400,269
iShares Global Telecom ETF	41,650	2,591,463
iShares Residential Real Estate Capped ETF	41,480	2,695,785
iShares U.S. Medical Devices ETF	20,395	2,674,396
iShares US Consumer Goods ETF	23,670	2,663,349
SPDR S&P 400 Mid Cap Value ETF	77,394	6,432,215
Vanguard Value ETF	62,464	5,280,082
WisdomTree International Equity Fund	88,759	4,129,956
		46,557,545

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,716,539)		48,661,404

SHORT TERM INVESTMENTS - 4.14%
Federated Government Obligations Fund - Institutional Shares, 0.20% (a) (Cost $2,088,353)	2,088,353	2,088,353

TOTAL INVESTMENTS (Cost $48,804,893) - 100.49%		$50,749,757
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.49%)		(247,444)
NET ASSETS - 100%		$50,502,313

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

STRINGER FUNDS
Stringer Moderate Growth Fund

SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 83.87%

ALTERNATIVE FUNDS - 2.54%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	4,624	$147,226

DEBT FUNDS - 26.04%
First Trust Preferred Securities and Income ETF	10,674	203,873
PowerShares Build America Bond Portfolio ETF	6,720	205,632
PowerShares Fundamental Investment Grade Corporate Bond Portfolio ETF	7,788	200,049
SPDR Doubleline Total Return Tactical ETF	6,073	300,249
Vanguard Total Bond Market ETF	7,238	599,307
		1,509,110

EQUITY FUNDS - 55.29%
IQ Merger Arbitrage ETF	7,047	203,235
iShares Edge MSCI Min Vol EAFE ETF	6,588	441,462
iShares Edge MSCI Min Vol USA ETF	9,052	402,361
iShares Edge MSCI USA Momentum Factor ETF	5,116	380,733
iShares Global Telecom ETF	3,151	196,055
iShares Residential Real Estate Capped ETF	3,113	202,314
iShares U.S. Medical Devices ETF	1,543	202,334
PowerShares S&P 500 BuyWrite Portfolio ETF	14,755	303,510
SPDR S&P 400 Mid Cap Value ETF	3,355	278,834
Vanguard Value ETF	4,137	349,701
WisdomTree International Equity Fund	5,246	244,096
		3,204,635

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,739,173)		4,860,971

SHORT TERM INVESTMENTS - 14.59%
Federated Government Obligations Fund - Institutional Shares, 0.20% (a) (Cost $845,652)	845,652	845,652

TOTAL INVESTMENTS (Cost $5,584,825) - 98.46%		$5,706,623
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.54%		89,501
NET ASSETS - 100%		$5,796,124

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (“Moderate Growth Fund”), collectively (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
May 31, 2016.

Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$48,661,404	$-	$48,661,404
Money Market Funds	2,088,353	-	2,088,353
Totals	$50,749,757	$-	$50,749,757

Moderate Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$4,860,971	$-	$4,860,971
Money Market Funds	845,652	-	845,652
Totals	$5,706,623	$-	$5,706,623

(1)
As of and during the three month period ended May 31, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the three month period ended May 31, 2016 for the Funds. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended May 31, 2016, no securities were fair valued.

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

Non-Diversified Funds – The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS
May 31, 2016 (Unaudited)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2016 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$48,804,893	$2,017,932	$(73,068)	$1,944,864
Moderate Growth Fund	5,587,442	132,515	(13,334)	119,181

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Moderate Growth Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	July 28, 2016